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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Investors, LLC*
Address:  John Hancock Tower
          200 Clarendon Street
          Boston, Massachusetts 02116

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael D. Ward
Title:    Managing Director and Chief Operating Officer
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

    /s/ Michael D. Ward              Boston, MA                 11/14/2012
---------------------------  --------------------------  -----------------------
        [Signature]                  [City, State]                [Date]

* Bain Capital Investors, LLC ("BCI") is the (i) general partner of Bain Capital Integral Investors II, L.P., (ii) general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital VIII Coinvestment Fund, L.P., (iii) general partner of Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P., (iv) general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Bain Pumbaa LuxCo S.a.r.l, (v) general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., Bain Capital IX Coinvestment Fund, L.P., Bain Capital (OSI) IX, L.P. and Bain Capital (OSI) IX Coinvestment, L.P. Bain Capital Fund IX, L.P. was a shareholder of Bain Pumbaa LuxCo S.a.r.l. Bain Capital Fund VIII, L.P. and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of Sensata Investment Company, S.C.A. Bain Capital Investors, LLC is also the administrative member of Bain Capital Integral Investors 2006, LLC, Bain Capital Hercules Investors, LLC, BCIP TCV, LLC and Bain Capital (WC) Netherlands B.V. BCI is the general partner of Bain Capital Partners (SQ) VIII, L.P., which is the general partner of Bain Capital (SQ) VIII, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               21

Form 13F Information Table Entry Total:           9

Form 13F Information Table Value Total:       8,049,661
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                      Name

1     28-12292               Bain Capital Integral Investors II, L.P.

2     28-13947               Bain Capital Partners VIII, L.P.

3     28-13946               Bain Capital Fund VIII, L.P.

4     28-13945               Bain Capital VIII Coinvestment Fund, L.P.

5     28-13943               Bain Capital Partners VIII-E, L.P.

6     28-13940               Bain Capital Fund VIII-E, L.P.

7     28-13942               Bain Capital Partners IX, L.P.

8     28-13938               Bain Capital Fund IX, L.P.

9     28-13941               Bain Capital IX Coinvestment Fund, L.P.

10    28-13949               Sensata Investment Company, S.C.A.

11    28-13951               Sensata Management Company, S.A.

12    28-14366               Bain Capital Lion Holdings, L.P.

13    28-14359               Bain Pumbaa LuxCo S.a.r.l.

14    28-14482               Bain Capital Integral Investors 2006, LLC

15    28-14484               BCIP TCV, LLC

16    28-14483               Bain Capital Hercules Investors, LLC

17    28-14548               Bain Capital (WC) Netherlands B.V.

18    28-14982               Bain Capital (SQ) VIII, L.P.

19    28-14983               Bain Capital Partners (SQ) VIII, L.P.

20                           Bain Capital (OSI) IX, L.P.
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21                           Bain Capital (OSI) IX Coinvestment, L.P.
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                          BAIN CAPITAL INVESTORS, LLC
                   FORM 13F INFORMATION TABLE AS OF 9/30/2012

                                                                                                                    VOTING
                                                                                                                   AUTHORITY
                                                           SHARES OR            VALUE   INVESTMENT    OTHER   ------------------
NAME OF ISSUER                TITLE OF CLASS     CUSIP    PRN AMOUNT          (X$1000)  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------  --------------  ----------  ----------         ---------  ----------  --------  ----  ------  ----
BLOOMIN BRANDS INC            COM              094235108  67,519,009    SH   1,110,688     Sole                X
CUMULUS MEDIA INC             CL A***          231082108   3,304,591    SH       9,055     Sole                X
FLEETCOR TECHNOLOGIES INC     COM              339041105   7,329,461    SH     328,360     Sole                X
HCA HOLDINGS INC              COM              40412C101  89,502,367    SH   2,975,954    Shared                       X
NANOSPHERE INC                COM              63009F105     254,815    SH         846     Sole                X
NXP SEMICONDUCTORS N V        COM              N6596X109  32,021,770    SH     800,864     Sole                X
SENSATA TECHNOLOGIES HLDG NV  SHS              N7902X106  89,626,932    SH   2,668,194     Sole                X
VONAGE HLDGS CORP             COM              92886T201     247,371    SH         564     Sole                X
WARNER CHILCOTT PLC IRELAND   SHS A            G94368100  11,491,622    SH     155,137     Sole                X

*** Represents 3,304,591 CL B Shares convertible to CL A Shares on a 1:1 basis.